Shareholder Report	12 Months Ended	17 Months Ended	24 Months Ended	34 Months Ended	53 Months Ended	75 Months Ended	87 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 13, 2021 through December 31, 2025. Initial investment of $10,000. Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund $10,000 $10,221 $8,275 $8,507 $8,471 Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index $10,000 $10,230 $8,308 $8,556 $8,490 Bloomberg U.S. Aggregate Bond Index $10,000 $9,927 $8,635 $9,113 $9,227 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund 7.38% -2.14% Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index 7.58% -2.05% Bloomberg U.S. Aggregate Bond Index 7.30% -0.23% A From August 13, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,786,532,971	$ 12,786,532,971	$ 12,786,532,971	$ 12,786,532,971	$ 12,786,532,971	$ 12,786,532,971	$ 12,786,532,971
Holdings Count | shares	28	28	28	28	28	28	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$12,786,532,971
Number of Holdings	28
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 36.6 1 - 1.99% 45.9 2 - 2.99% 16.2 3 - 3.99% 0.7 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 70.4 US Treasury Bonds 29.0 99.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 13, 2021 through December 31, 2025. Initial investment of $10,000. Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund $10,000 $10,133 $9,845 $10,303 $10,804 Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index $10,000 $10,148 $9,870 $10,321 $10,806 Bloomberg U.S. Aggregate Bond Index $10,000 $9,927 $8,635 $9,113 $9,227 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund 5.99% 3.14% Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index 6.07% 3.16% Bloomberg U.S. Aggregate Bond Index 7.30% -0.23% A From August 13, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,968,587,152	$ 8,968,587,152	$ 8,968,587,152	$ 8,968,587,152	$ 8,968,587,152	$ 8,968,587,152	$ 8,968,587,152
Holdings Count | shares	27	27	27	27	27	27	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$8,968,587,152
Number of Holdings	27
Total Advisory Fee	$0
Portfolio Turnover	38%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 50.6 1 - 1.99% 28.0 2 - 2.99% 14.8 3 - 3.99% 4.4 U.S. Treasury Obligations 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 86.5 US Treasury Bonds 11.3 97.8
Fidelity SAI Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Income Fund
Class Name	Fidelity® SAI Municipal Income Fund
Trading Symbol	FSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's overweight in bonds in the 10-year part of the yield curve contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection also boosted the relative result, as the municipal bond yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds helped as well.
•In contrast, overweights in certain lower-rated hospital and higher education bonds detracted from relative performance.
•Pricing factors also crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2025. Initial investment of $10,000. Fidelity® SAI Municipal Income Fund $10,000 $10,267 $11,141 $11,617 $11,887 $10,706 $11,514 $11,724 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,178 $11,010 $11,631 $11,828 $10,711 $11,440 $11,541 Bloomberg Municipal Bond Index $10,000 $10,167 $10,933 $11,503 $11,678 $10,682 $11,366 $11,486 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Municipal Income Fund 4.15% 1.00% 2.79% Bloomberg 3+ Year Municipal Bond Index 4.30% 0.69% 2.59% Bloomberg Municipal Bond Index 4.25% 0.80% 2.51% A From October 2, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,265,370,823	$ 3,265,370,823	$ 3,265,370,823	$ 3,265,370,823	$ 3,265,370,823	$ 3,265,370,823	$ 3,265,370,823
Holdings Count | shares	1,807	1,807	1,807	1,807	1,807	1,807	1,807
Advisory Fees Paid, Amount	$ 8,848,716
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,265,370,823
Number of Holdings	1,807
Total Advisory Fee	$8,848,716
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.4 Transportation 16.7 Health Care 8.9 Special Tax 8.4 Education 5.4 Water & Sewer 5.2 Electric Utilities 5.2 Others(Individually Less Than 5%) 6.1 90.3 AAA 6.3 AA 40.6 A 32.4 BBB 6.6 BB 1.4 B 0.1 CCC,CC,C 0.0 Not Rated 2.9 Short-Term Investments and Net Other Assets (Liabilities) 9.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.3 AA - 40.6 A - 32.4 BBB - 6.6 BB - 1.4 B - 0.1 CCC,CC,C - 0.0 Not Rated - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 8.4 New York 7.9 Illinois 7.7 Alabama 6.4 New Jersey 5.3
Fidelity SAI International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Credit Fund
Class Name	Fidelity® SAI International Credit Fund
Trading Symbol	FSNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International Credit performed well in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against this backdrop, the fund's allocation to euro- and pound-denominated corporate bonds - which outperformed dollar-denominated bonds - notably contributed to performance versus the benchmark Bloomberg Global Aggregate Credit ex U.S. Index for the year.
•Overweight holdings among yield-advantaged, lower-quality investment-grade bonds rated BBB or lower boosted relative performance.
•The portfolio's yield-curve positioning aided the relative result as curves steepened in the U.S. and U.K. bond markets.
•Security selection within euro-denominated financials was a bright spot.
•In contrast, an allocation to U.S. Treasurys detracted.
•At year-end, the portfolio was defensively positioned with about 20% in non-benchmark exposure to U.S. government bonds and about 8% in non-U.S. government bonds.
•Notable changes include a reduction in credit risk and a focus on defensively positioning the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2023 through December 31, 2025. Initial investment of $10,000. Fidelity® SAI International Credit Fund $10,000 $10,621 $11,279 Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) $10,000 $10,810 $11,289 Bloomberg Global Aggregate Bond Index $10,000 $10,604 $10,425 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI International Credit Fund 6.40% 6.64% Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) 6.36% 6.66% Bloomberg Global Aggregate Bond Index 8.17% 4.32% A From March 1, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,915,378,444	$ 1,915,378,444	$ 1,915,378,444	$ 1,915,378,444	$ 1,915,378,444	$ 1,915,378,444	$ 1,915,378,444
Holdings Count | shares	293	293	293	293	293	293	293
Advisory Fees Paid, Amount	$ 5,481,439
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,915,378,444
Number of Holdings	293
Total Advisory Fee	$5,481,439
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.5 AAA 12.2 AA 0.2 A 13.0 BBB 32.3 BB 4.8 B 1.4 CCC,CC,C 0.4 D 0.0 Not Rated 7.3 Short-Term Investments and Net Other Assets (Liabilities) 4.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.5 AAA - 12.2 AA - 0.2 A - 13.0 BBB - 32.3 BB - 4.8 B - 1.4 CCC,CC,C - 0.4 D - 0.0 Not Rated - 7.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.4 U.S. Treasury Obligations 23.5 Foreign Government and Government Agency Obligations 11.4 Preferred Securities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 58.4 U.S. Treasury Obligations - 23.5 Foreign Government and Government Agency Obligations - 11.4 Preferred Securities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 United States 33.5 United Kingdom 16.8 Germany 11.7 Canada 5.6 France 5.1 Multi-national 4.8 Japan 4.0 Luxembourg 3.6 Australia 2.4 Others 12.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 33.5 United Kingdom - 16.8 Germany - 11.7 Canada - 5.6 France - 5.1 Multi-national - 4.8 Japan - 4.0 Luxembourg - 3.6 Australia - 2.4 Others - 12.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.1 US Treasury Bonds 6.4 Canadian Government 3.8 KfW 3.6 Japan Government 3.4 European Union 3.0 European Investment Bank 1.8 HSBC Holdings PLC 1.6 Bayer US Finance LLC 1.4 UBS Group AG 1.2 43.3
Fidelity International Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Bond Index Fund
Class Name	Fidelity® International Bond Index Fund
Trading Symbol	FBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International bonds advanced solidly in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to costs related to hedging the Chinese Renminbi.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 10, 2019 through December 31, 2025. Initial investment of $10,000. Fidelity® International Bond Index Fund $10,000 $9,887 $10,315 $10,135 $9,036 $9,712 $10,163 Fidelity International Bond Linked Index℠ $10,000 $9,918 $10,351 $10,198 $9,142 $9,932 $10,455 Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) $10,000 $9,887 $10,315 $10,135 $9,036 $9,712 $10,351 Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD) $10,000 $9,918 $10,351 $10,198 $9,142 $9,932 $10,455 Bloomberg Global Aggregate Bond Index $10,000 $10,038 $10,961 $10,445 $8,748 $9,248 $9,091 2019 2020 2021 2022 2023 2024 2025 Effective September 26, 2025, the fund began comparing its performance to the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) rather than the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD) because the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) mitigates country-specific risk and volatility and also reduces currency hedging costs.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® International Bond Index FundA 2.66% 0.23% 0.68% Fidelity International Bond Linked Index℠A 3.02% 0.80% 1.20% Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD)B 2.66% n/a n/a Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD)A 3.00% 0.80% 1.20% Bloomberg Global Aggregate Bond IndexA 8.17% -2.15% -0.27% A From October 10, 2019B From January 1, 2024 Effective September 26, 2025, the fund began comparing its performance to the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) rather than the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD) because the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) mitigates country-specific risk and volatility and also reduces currency hedging costs. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jan. 01, 2024			Oct. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,173,822,239	$ 1,173,822,239	$ 1,173,822,239	$ 1,173,822,239	$ 1,173,822,239	$ 1,173,822,239	$ 1,173,822,239
Holdings Count | shares	2,007	2,007	2,007	2,007	2,007	2,007	2,007
Advisory Fees Paid, Amount	$ 597,074
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,173,822,239
Number of Holdings	2,007
Total Advisory Fee	$597,074
Portfolio Turnover	64%

Holdings [Text Block]	AAA 18.8 AA 16.2 A 20.6 BBB 12.8 BB 0.4 B 0.0 CCC,CC,C 0.0 Not Rated 30.3 Short-Term Investments and Net Other Assets (Liabilities) 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 18.8 AA - 16.2 A - 20.6 BBB - 12.8 BB - 0.4 B - 0.0 CCC,CC,C - 0.0 Not Rated - 30.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 68.2 Corporate Bonds 30.5 Preferred Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 68.2 Corporate Bonds - 30.5 Preferred Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 France 14.2 Japan 12.5 Germany 11.4 Italy 8.8 United Kingdom 8.1 Canada 8.0 Spain 6.0 United States 5.5 Multi-national 4.8 Others 20.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) France - 14.2 Japan - 12.5 Germany - 11.4 Italy - 8.8 United Kingdom - 8.1 Canada - 8.0 Spain - 6.0 United States - 5.5 Multi-national - 4.8 Others - 20.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Japan Government 12.1 French Government 8.0 Italian Republic 7.7 German Federal Republic 6.7 United Kingdom of Great Britain and Northern Ireland 5.7 Spanish Kingdom 4.9 Canadian Government 2.1 European Union 1.9 Australian Commonwealth 1.8 Kingdom of Belgium 1.7 52.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Fund
Class Name	Fidelity® Inflation-Protected Bond Index Fund
Trading Symbol	FIPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Inflation-Protected Bond Index Fund $10,000 $10,488 $10,800 $10,652 $11,537 $12,795 $13,553 $11,921 $12,371 $12,621 $13,477 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,468 $10,783 $10,647 $11,544 $12,813 $13,577 $11,968 $12,435 $12,663 $13,550 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Inflation-Protected Bond Index Fund 6.79% 1.04% 3.03% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 7.01% 1.12% 3.09% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,997,111,984	$ 10,997,111,984	$ 10,997,111,984	$ 10,997,111,984	$ 10,997,111,984	$ 10,997,111,984	$ 10,997,111,984
Holdings Count | shares	49	49	49	49	49	49	49
Advisory Fees Paid, Amount	$ 5,059,716
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$10,997,111,984
Number of Holdings	49
Total Advisory Fee	$5,059,716
Portfolio Turnover	19%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 42.2 1 - 1.99% 36.5 2 - 2.99% 16.9 3 - 3.99% 3.9 U.S. Treasury Obligations 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 78.1 US Treasury Bonds 21.4 99.5
Fidelity SAI Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Protected Bond Index Fund
Class Name	Fidelity® SAI Inflation-Protected Bond Index Fund
Trading Symbol	FSPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Inflation-Protected Bond Index Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Protected Bond Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2024 through December 31, 2025. Initial investment of $10,000. Fidelity® SAI Inflation-Protected Bond Index Fund $10,000 $9,898 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $9,905 Bloomberg U.S. Aggregate Bond Index $10,000 $9,839 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Inflation-Protected Bond Index Fund 6.76% 4.09% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 7.01% 4.33% Bloomberg U.S. Aggregate Bond Index 7.30% 4.02% A From August 16, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,094,577,925	$ 14,094,577,925	$ 14,094,577,925	$ 14,094,577,925	$ 14,094,577,925	$ 14,094,577,925	$ 14,094,577,925
Holdings Count | shares	49	49	49	49	49	49	49
Advisory Fees Paid, Amount	$ 6,230,712
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$14,094,577,925
Number of Holdings	49
Total Advisory Fee	$6,230,712
Portfolio Turnover	34%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 40.2 1 - 1.99% 39.3 2 - 2.99% 16.2 3 - 3.99% 3.4 U.S. Treasury Obligations 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 78.2 US Treasury Bonds 20.9 99.1
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund
Trading Symbol	FFNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund for the period November 4, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund A	$ 1	0.05%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 376,367,956	$ 376,367,956	$ 376,367,956	$ 376,367,956	$ 376,367,956	$ 376,367,956	$ 376,367,956
Holdings Count | shares	26	26	26	26	26	26	26
Advisory Fees Paid, Amount	$ 14,046
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$376,367,956
Number of Holdings	26
Total Advisory Fee	$14,046
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 49.8 1 - 1.99% 26.7 2 - 2.99% 13.9 3 - 3.99% 4.6 U.S. Treasury Obligations 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 85.0 US Treasury Bonds 10.0 95.0